DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
($ reported in thousands)

Shares	Description	Value
Common Stocks—120.9%
	◼ Airport Services—3.3%
417,000	Aena SME S.A. (Spain)(1)	$12,965
43,000	Grupo Aeroportuario del Centro Norte SAB de C.V. ADR (Mexico)	5,030
		17,995
	◼ Construction & Engineering—1.8%
257,000	GEK TERNA S.A. (Greece)	10,126
	◼ Data Center REITs—1.0%
6,400	Equinix, Inc. (1)	5,254
	◼ Electric Utilities—1.4%
166,000	FirstEnergy Corp. (1)	7,858
	◼ Electric, Gas and Water—77.7%
149,390	Alliant Energy Corp. (1)	9,846
125,660	Ameren Corp. (1)	12,978
154,000	American Electric Power Co., Inc. (1)	18,445
90,800	Atmos Energy Corp. (1)	15,104
438,097	CenterPoint Energy, Inc. (1)	17,388
119,500	CMS Energy Corp. (1)	8,543
112,000	DTE Energy Co. (1)	15,051
221,300	Duke Energy Corp. (1)	26,855
217,200	Edison International (1)	13,527
1,774,000	Enel SpA (Italy)(1)	19,573
220,000	Entergy Corp. (1)	21,096
163,000	Evergy, Inc. (1)	12,507
1,073,000	Iberdrola S.A. (Spain)(1)	24,070
327,000	NextEra Energy, Inc. (1)	28,743
161,000	Northwest Natural Holding Co.	7,496
1,503,000	Pennon Group plc (United Kingdom)	11,239
823,000	PG&E Corp. (1)	12,691
530,235	PPL Corp. (1)	19,221
142,000	Public Service Enterprise Group, Inc. (1)	11,695
446,000	RWE AG (Germany)(1)	28,294
Shares	Description	Value
195,000	Severn Trent plc (United Kingdom)	$7,813
144,675	Southern Co. (The) (1)	12,921
88,000	Spire, Inc. (1)	7,435
489,000	SSE plc (United Kingdom)	16,206
255,000	Veolia Environnement S.A. (France)(1)	9,561
123,300	WEC Energy Group, Inc. (1)	13,646
345,300	Xcel Energy, Inc. (1)	26,264
		428,208
	◼ Highways & Railtracks—3.3%
190,000	Ferrovial SE (Netherlands)	12,842
533,000	Transurban Group (Australia)	5,178
		18,020
	◼ Integrated Telecommunication Services—2.6%
556,000	AT&T, Inc. (1)	14,573
	◼ Multi-Utilities—11.3%
515,000	E.ON SE (Germany)(1)	10,906
818,250	National Grid plc (United Kingdom)	13,822
264,000	NiSource, Inc. (1)	11,692
295,400	Sempra (1)	25,703
		62,123
	◼ Oil & Gas Storage, Transportation and Production—11.5%
49,300	Cheniere Energy, Inc. (1)	10,428
61,000	DT Midstream, Inc. (1)	7,687
210,000	Keyera Corp. (Canada)	7,111
97,000	Sunococorp LLC (2)	5,201
74,168	Targa Resources Corp.	14,906
267,147	Williams Cos., Inc. (The) (1)	17,969
		63,302
	◼ Railroads—7.0%
70,000	Canadian National Railway Co. (Canada)	6,734
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Shares	Description	Value
86,500	Canadian Pacific Kansas City Ltd. (Canada)	$6,430
210,000	CSX Corp. (1)	7,930
75,000	Union Pacific Corp. (1)	17,632
		38,726
Total Common Stocks (Cost $514,969)		666,185

Units
Master Limited Partnerships—7.9%
	◼ Oil & Gas Storage, Transportation and Production—7.9%
843,185	Energy Transfer LP (1)	15,557
127,000	Enterprise Products Partners LP	4,215
331,575	MPLX LP (1)	18,535
292,000	Plains All American Pipeline LP (1)	5,618
Total Master Limited Partnerships (Cost $14,523)		43,925
Total Long-Term Investments—128.8% (Cost $529,492)		710,110
TOTAL INVESTMENTS—128.8% (Cost $529,492)		710,110
	Secured borrowings—(24.5)%	(135,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(4.5)%	(25,000)
	Other assets less other liabilities—0.2%	1,021
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$551,131

(1)	All or a portion of the security is segregated as collateral for borrowings. The value of securities segregated as collateral is $337,805.
(2)	Non-income producing.
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
Sector Allocation*
Electric, Gas and Water	60%
Oil & Gas Storage, Transportation and Production	15
Multi-Utilities	9
Railroads	5
Highways & Railtracks	3
Airport Services	3
Integrated Telecommunication Services	2
Construction & Engineering	1
Electric Utilities	1
Data Center REITs	1
Total	100%

Country Weightings*
United States	72%
United Kingdom	6
Spain	5
Germany	5
Canada	3
Italy	3
Netherlands	2
France	1
Australia	1
Greece	1
Mexico	1
Total	100%

Currency Exposure*
United States Dollar	71%
Euro	18
United Kingdom Pound Sterling	7
Canadian Dollar	3
Australian Dollar	1
Total	100%

* Percentages are based on total investments rather than net assets applicable to common stock.
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report.The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2026:
Level 1
Common stocks	$666,185
Master Limited Partnerships	43,925
Total investments	$710,110
There were no Level 2 or Level 3 priced securities held at January 31, 2026 and there were no transfers into or out of Level 3 related to securities held at January 31, 2026.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.